Employee Benefit Plans (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined-Benefit Plans, information
Defined Benefit Plan, Description	Emera maintains a number of contributory defined-benefit and defined-contribution pension plans, which cover substantially all of its employees. In addition, the Company provides non-pension benefits for its retirees. These plans cover employees in Nova Scotia, New Brunswick, Newfoundland and Labrador, Florida, New Mexico, Barbados, and Grand Bahama Island.
Defined Benefit Plan, Plan Assets, Investment Policy and Strategy, Description	The market-related value of assets is based on a five-year smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a five-year period.
Defined Benefit Plan, Plan Assets, Expected Long-term Rate-of-Return, Description	The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.
Defined Benefit Plan, Expected Return on Plan Assets	$ 2,482	$ 2,151
Contribution Amount	$ 41	45
Plan assets recognition period	5 years
Defined benefit pension plans
Defined-Benefit Plans, information
Defined Benefit Plan, Expected Return on Plan Assets	$ 144	132
Non-pension Benefit Plans
Defined-Benefit Plans, information
Defined Benefit Plan, Expected Return on Plan Assets	$ 0	$ 1